united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1. Reports to Stockholders.

(a)

Moerus Worldwide Value Fund

Class N (MOWNX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.moeruscap.com. You can also request this information by contacting us at 1-844-663-7871.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$87	1.75%

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) generated returns of +19.97% (net of fees) for the Class N share class during the six months ended May 31, 2024. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.11% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +14.10% (net) over the same period. In relative terms, U.S. equities generally outperformed international (as evidenced by the MSCI ACWI outperforming the MSCI ACWI ex USA) and the MSCI ACWI Growth Index (+15.69%) outperformed the MSCI ACWI Value Index (+12.46%), driven by large-cap U.S. Technology stocks. Yet despite the above market factors and conditions, which are generally not supportive of the relative performance of the Fund’s strategy, the Fund meaningfully outperformed both the MSCI ACWI and MSCI ACWI ex USA during the period. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2024, the Fund’s strong absolute performance and meaningful relative outperformance was driven by significant individual contributors to performance that included (in order of magnitude): online travel agency Despegar.com Corp.; Argentine bank Grupo Financiero Galicia S.A.; offshore energy services provider Tidewater, Inc.; Turkish insurer Türkiye Sigorta AS; and Argentine bank Banco Macro S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: residential brokerage company Douglas Elliman, Inc.; grocery retailer Companhia Brasileira de Distribuição; Holding Company Straits Trading Company Ltd.; Latin American McDonald’s franchisee Arcos Dorados Holdings, Inc.; and beauty products retailer Natura & Co. Holding S.A.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Moerus Worldwide Value Fund - Class N
MSCI ACWI Net
MSCI ACWI ex USA Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24
$22,537
$19,049
$16,898

	Moerus Worldwide Value Fund - Class N	MSCI ACWI Net	MSCI ACWI ex USA Index
05/31/16	$10,000	$10,000	$10,000
05/31/17	$12,281	$11,753	$11,824
05/31/18	$12,275	$13,144	$12,968
05/31/19	$10,997	$12,974	$12,156
05/31/20	$7,818	$13,678	$11,739
05/31/21	$13,180	$19,402	$16,760
05/31/22	$13,972	$18,086	$14,681
05/31/23	$13,995	$18,240	$14,474
05/31/24	$19,049	$22,537	$16,898

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (5/31/2016)
Moerus Worldwide Value Fund - Class N	19.97%	36.12%	11.61%	8.39%
MSCI ACWI Net	14.10%	23.56%	11.68%	10.69%
MSCI ACWI ex USA Index	11.11%	16.74%	6.81%	6.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
38.5%
Materials
15.0%
Energy
14.3%
Real Estate
11.1%
Money Market Funds
6.9%
Consumer Staples
4.5%
Communications
4.1%
Industrials
3.7%
Consumer Discretionary
1.9%

Value	Value
Consumer Discretionary	1.9%
Industrials	3.7%
Communications	4.1%
Consumer Staples	4.5%
Money Market Funds	6.9%
Real Estate	11.1%
Energy	14.3%
Materials	15.0%
Financials	38.5%

Fund Statistics

  Net Assets$85,854,468
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$205,862
  Portfolio Turnover (not annualized)17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	6.9%
Reit	5.7%

Country Weighting (% of net assets)

Canada
27.5%
Argentina
10.5%
United Kingdom
8.7%
United States
7.8%
Hong Kong
4.8%
India
4.8%
Brazil
4.5%
Italy
4.5%
Turkey
3.2%
Bermuda
2.8%
Other Countries
14.0%
Other Assets in Excess of Liabilities
6.9%

Value	Value
Other Assets in Excess of Liabilities	6.9%
Other Countries	14.0%
Bermuda	2.8%
Turkey	3.2%
Italy	4.5%
Brazil	4.5%
India	4.8%
Hong Kong	4.8%
United States	7.8%
United Kingdom	8.7%
Argentina	10.5%
Canada	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Despegar.com Corporation	4.1%
Grupo Financiero Galicia S.A. - ADR	3.9%
International Petroleum Corporation	3.7%
Turkiye Sigorta A/S	3.2%
John Wood Group plc	3.1%
Tidewater, Inc.	3.1%
Teck Resources Ltd. - Class B	3.1%
Hammerson plc	3.1%
Wheaton Precious Metals Corporation	3.0%
Conduit Holdings Ltd.	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.moeruscap.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Moerus Worldwide Value Fund - Class N (MOWNX)

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-MOWNX

Moerus Worldwide Value Fund

Institutional Class (MOWIX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.moeruscap.com. You can also request this information by contacting us at 1-844-663-7871.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) generated returns of +20.07% (net of fees) for the Institutional Class during the six months ended May 31, 2024. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.11% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +14.10% (net) over the same period. In relative terms, U.S. equities generally outperformed international (as evidenced by the MSCI ACWI outperforming the MSCI ACWI ex USA) and the MSCI ACWI Growth Index (+15.69%) outperformed the MSCI ACWI Value Index (+12.46%), driven by large-cap U.S. Technology stocks. Yet despite the above market factors and conditions, which are generally not supportive of the relative performance of the Fund’s strategy, the Fund meaningfully outperformed both the MSCI ACWI and MSCI ACWI ex USA during the period. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2024, the Fund’s strong absolute performance and meaningful relative outperformance was driven by significant individual contributors to performance that included (in order of magnitude): online travel agency Despegar.com Corp.; Argentine bank Grupo Financiero Galicia S.A.; offshore energy services provider Tidewater, Inc.; Turkish insurer Türkiye Sigorta AS; and Argentine bank Banco Macro S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: residential brokerage company Douglas Elliman, Inc.; grocery retailer Companhia Brasileira de Distribuição; Holding Company Straits Trading Company Ltd.; Latin American McDonald’s franchisee Arcos Dorados Holdings, Inc.; and beauty products retailer Natura & Co. Holding S.A.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Moerus Worldwide Value Fund - Institutional Class
MSCI ACWI Net
MSCI ACWI ex USA Index
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
225,365
194,300
168,979
05/31/16
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24

	Moerus Worldwide Value Fund - Institutional Class	MSCI ACWI Net	MSCI ACWI ex USA Index
05/31/16	$100,000	$100,000	$100,000
05/31/17	123,085	117,525	118,245
05/31/18	123,362	131,440	129,678
05/31/19	110,700	129,739	121,563
05/31/20	79,022	136,784	117,387
05/31/21	133,462	194,021	167,604
05/31/22	141,789	180,864	146,806
05/31/23	142,461	182,400	144,743
05/31/24	194,300	225,365	168,979

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (5/31/2016)
Moerus Worldwide Value Fund - Institutional Class	20.07%	36.39%	11.91%	8.66%
MSCI ACWI Net	14.10%	23.56%	11.68%	10.69%
MSCI ACWI ex USA Index	11.11%	16.74%	6.81%	6.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Consumer Discretionary	1.9%
Industrials	3.7%
Communications	4.1%
Consumer Staples	4.5%
Money Market Funds	6.9%
Real Estate	11.1%
Energy	14.3%
Materials	15.0%
Financials	38.5%

Fund Statistics

  Net Assets$85,854,468
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$205,862
  Portfolio Turnover (not annualized)17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.4%
Money Market Funds	6.9%
Reit	5.7%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.9%
Other Countries	14.0%
Bermuda	2.8%
Turkey	3.2%
Italy	4.5%
Brazil	4.5%
India	4.8%
Hong Kong	4.8%
United States	7.8%
United Kingdom	8.7%
Argentina	10.5%
Canada	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Despegar.com Corporation	4.1%
Grupo Financiero Galicia S.A. - ADR	3.9%
International Petroleum Corporation	3.7%
Turkiye Sigorta A/S	3.2%
John Wood Group plc	3.1%
Tidewater, Inc.	3.1%
Teck Resources Ltd. - Class B	3.1%
Hammerson plc	3.1%
Wheaton Precious Metals Corporation	3.0%
Conduit Holdings Ltd.	2.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  www.moeruscap.com , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Moerus Worldwide Value Fund - Institutional Class  (MOWIX)

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-MOWIX

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Moerus Worldwide Value Fund

Class N Shares (MOWNX)

Institutional Class Shares (MOWIX)

Semi-Annual Report

May 31, 2024

1-844-663-7871

www.moeruscap.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Moerus Worldwide Value Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Foreside Fund Services, LLC

Member FINRA

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value

	COMMON STOCKS — 93.1%
	ASSET MANAGEMENT - 7.9%
35,461	Aker ASA	$2,111,868
2,397,075	Dundee Corporation(a)	2,410,128
20,214	EXOR N.V.	2,256,477
		6,778,473
	BANKING - 14.9%
32,170	Banco Macro S.A. - ADR	2,132,549
211,178	Bancolombia S.A.	1,918,707
93,884	Grupo Financiero Galicia S.A. - ADR	3,365,742
1,634,897	IDFC First Bank Ltd. (a)	1,497,530
217,508	Standard Chartered PLC	2,154,984
41,164	UniCredit SpA	1,624,812
		12,694,324
	CHEMICALS - 2.5%
37,037	Nutrien Ltd.	2,170,739

	HOUSEHOLD PRODUCTS - 2.4%
725,796	Natura & Company Holding S.A.	2,052,692

	INSTITUTIONAL FINANCIAL SERVICES - 6.5%
1,344,782	Edelweiss Financial Services Ltd.	1,156,819
62,843	Hong Kong Exchanges & Clearing Ltd.	2,111,830
49,679	Jefferies Financial Group, Inc.	2,311,067
		5,579,716
	INSURANCE - 7.6%
358,690	Conduit Holdings Ltd.	2,422,809
1,180,222	Turkiye Sigorta A/S	2,779,897
444,265	Westaim Corporation (The) (a)	1,336,792
		6,539,498
	INTERNET MEDIA & SERVICES - 4.1%
233,113	Despegar.com Corporation(a)	3,520,006

	LEISURE FACILITIES & SERVICES - 1.9%
169,123	Arcos Dorados Holdings, Inc., Class A	1,633,728

See accompanying notes to financial statements.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	METALS & MINING - 12.5%
36,317	Cameco Corporation	$2,015,775
321,866	Major Drilling Group International, Inc. (a)	2,348,007
509,807	Osisko Mining, Inc.(a)	1,156,118
50,838	Teck Resources Ltd., Class B	2,646,118
46,678	Wheaton Precious Metals Corporation	2,572,425
		10,738,443
	OIL & GAS PRODUCERS - 6.0%
239,356	International Petroleum Corporation(a)	3,198,838
88,548	MEG Energy Corporation(a)	1,922,922
		5,121,760
	OIL & GAS SERVICES & EQUIPMENT - 8.3%
345,021	Enerflex Ltd.	1,792,738
1,197,191	John Wood Group plc(a)	2,699,077
25,619	Tidewater, Inc. (a)	2,647,211
		7,139,026
	REAL ESTATE INVESTMENT TRUSTS – 5.7%
7,592,377	Cromwell Property Group	2,247,760
7,385,194	Hammerson plc	2,627,855
		4,875,615
	REAL ESTATE OWNERS & DEVELOPERS - 3.3%
1,860,301	Sino Land Company Ltd.	1,974,412
920,917	Straits Trading Company Ltd.	940,574
		2,914,986
	REAL ESTATE SERVICES - 2.0%
1,491,903	Douglas Elliman, Inc. (a)	1,700,769

	RETAIL - CONSUMER STAPLES - 2.1%
3,303,528	Cia Brasileira de Distribuicao(a)	1,824,563

	SPECIALTY FINANCE - 1.7%
15,402	Bajaj Holdings & Investment Ltd.	1,468,662

See accompanying notes to financial statements.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	TRANSPORTATION & LOGISTICS - 3.7%
12,375	Copa Holdings S.A., Class A	$1,203,221
149,145,907	Latam Airlines Group S.A. (a)	2,006,396
		3,209,617

	TOTAL COMMON STOCKS (Cost $62,871,088)	79,962,617

	SHORT-TERM INVESTMENT — 6.9%
	MONEY MARKET FUND - 6.9%
5,908,664	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 5.16% (Cost $5,908,664)(b)	5,908,664

	TOTAL INVESTMENTS - 100.0% (Cost $68,779,752)	$85,871,281
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (c)	(16,813)
	NET ASSETS - 100.0%	$85,854,468

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of May 31, 2024.

(c)	Less than 0.05%.

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

ASSETS
Investment securities:
Securities at Cost	$68,779,752
Securities at Value	$85,871,281
Foreign Cash - (cost - $5)	390
Receivable for Fund shares sold	45,200
Dividends and interest receivable	177,491
Receivable for foreign tax reclaims	46,527
Prepaid expenses and other assets	28,641
TOTAL ASSETS	86,169,530

LIABILITIES
Payable for Fund shares redeemed	3,013
Investment advisory fees payable	50,773
Payable to related parties	10,590
Distribution (12b-1) fees payable	431
Deferred capital gains tax payable	231,119
Accrued expenses and other liabilities	19,136
TOTAL LIABILITIES	315,062
NET ASSETS	$85,854,468

Net Assets Consist of:
Paid in capital	$70,085,320
Accumulated Earnings	15,769,148
NET ASSETS	$85,854,468

Net Asset Value Per Share:
Class N Shares:
Net Assets	$2,075,170
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	126,330
Net asset value, offering price and redemption price per share	$16.43	(a)
(Net assets/Shares of Beneficial Interest)

Institutional Class Shares:
Net Assets	$83,779,298
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,087,171
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$16.47	(a)

(a)	The NAV for Class N and the Institutional Class shown above differs from the traded NAV on May 31, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2024

INVESTMENT INCOME
Dividends (net of $61,583 foreign withholding taxes)	$742,183
Interest	79,155
TOTAL INVESTMENT INCOME	821,338

EXPENSES
Investment advisory fees	328,088
Distribution (12b-1) fees:
Class N	2,147
Administrative services fees	54,684
Custodian fees	36,650
Transfer agent fees	26,785
Registration fees	25,817
Accounting services fees	20,241
Legal fees	18,375
Compliance officer fees	11,868
Shareholder reporting expenses	10,665
Audit and tax fees	10,011
Trustees’ fees and expenses	8,209
Insurance expense	1,568
Other expenses	1,803
TOTAL EXPENSES	556,911
Fees waived by Adviser	(122,226)
NET EXPENSES	434,685

NET INVESTMENT INCOME	386,653

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments and foreign currency translations (net of capital gains tax paid of $32,652)	3,809,859
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations (net of increase in deferred capital gains tax of $74,109)	8,715,588

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,525,447

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,912,100

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2024	November 30, 2023
FROM OPERATIONS:	(Unaudited)
Net investment income	$386,653	$3,345,799
Net realized gain from investments	3,809,859	2,751,777
Net change in unrealized appreciation on investments	8,715,588	2,255,396
Net increase in net assets resulting from operations	12,912,100	8,352,972

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class N	(75,382)	(3,069)
Institutional Class	(3,031,472)	(265,763)
Decrease in net assets from distributions to shareholders	(3,106,854)	(268,832)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold:
Class N	422,694	743,691
Institutional Class	16,805,251	10,839,681
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class N	75,046	3,061
Institutional Class	2,853,818	259,713
Payments for shares redeemed:
Class N	(197,119)	(330,347)
Institutional Class	(5,139,615)	(7,539,595)
Net increase in net assets from shares of beneficial interest	14,820,075	3,976,204

TOTAL INCREASE IN NET ASSETS	24,625,321	12,060,344

NET ASSETS:
Beginning of Period	61,229,147	49,168,803
End of Period	$85,854,468	$61,229,147

SHARE ACTIVITY
Class N:
Shares Sold	27,197	54,956
Shares Reinvested	5,307	248
Shares Redeemed	(13,392)	(25,189)
Net increase in shares of beneficial interest outstanding	19,112	30,015
Institutional Class:
Shares Sold	1,088,669	800,605
Shares Reinvested	201,541	21,029
Shares Redeemed	(346,637)	(563,541)
Net increase in shares of beneficial interest outstanding	943,573	258,093

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	May 31,		November 30,		November 30,	November 30,	November 30,	November 30,
	2024		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period	$14.37		$12.37		$11.49	$9.81	$11.22	$11.01
Activity from investment operations:
Investment income (loss) (1)	0.06		0.82		0.09	(0.01)	0.05	0.08
Realized and unrealized gain (loss) on investments	2.70		1.22		1.38	1.74	(1.33)	0.29
Total from investment operations	2.76		2.04		1.47	1.73	(1.28)	0.37
Paid-in-capital from redemption fees	—		—		—	—	—	0.00 (2)
Less distributions from:
Net investment income	(0.70)		(0.04)		(0.59)	(0.05)	(0.13)	(0.16)
Total distributions	(0.70)		(0.04)		(0.59)	(0.05)	(0.13)	(0.16)
Net asset value, end of period	$16.43		$14.37		$12.37	$11.49	$9.81	$11.22
Total return (3)	20.01	% (5)	16.54%		13.32%	17.72%	(11.59)%	3.49%
Net assets, end of period (000s)	$2,075		$1,540		$955	$835	$898	$1,007
Ratio of gross expenses to average net assets (4)	1.85	% (6)	1.96%		1.99%	1.92%	2.20%	1.92%
Ratio of net expenses to average net assets	1.50	% (6)	1.55	% (7)	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.86	% (6)	6.12%		0.77%	(0.10)%	0.52%	0.69%
Portfolio Turnover Rate	17	%(5)	34%		34%	28%	29%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total return represents aggregate total return based on net asset value.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

(7)	Effective March 31, 2023, the operating expense limitation was reduced to 1.50% from 1.65%.

See accompanying notes to financial statements.

Moerus Worldwide Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	May 31,		November 30,		November 30,	November 30,	November 30,	November 30,
	2024		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of period	$14.41		$12.41		$11.54	$9.84	$11.25	$11.05
Activity from investment operations:
Investment income (1)	0.08		0.83		0.12	0.02	0.07	0.11
Realized and unrealized gain (loss) on investments	2.71		1.24		1.37	1.75	(1.33)	0.28
Total from investment operations	2.79		2.07		1.49	1.77	(1.26)	0.39
Paid-in-capital from redemption fees	—		—		—	—	—	0.00 (2)
Less distributions from:
Net investment income	(0.73)		(0.07)		(0.62)	(0.07)	(0.15)	(0.19)
Total distributions	(0.73)		(0.07)		(0.62)	(0.07)	(0.15)	(0.19)
Net asset value, end of period	$16.47		$14.41		$12.41	$11.54	$9.84	$11.25
Total return (3)	20.20	% (5)	16.76%		13.53%	18.12%	(11.35)%	3.68%
Net assets, end of period (000s)	$83,779		$59,689		$48,214	$38,446	$33,333	$45,191
Ratio of gross expenses to average net assets (4)	1.60	% (6)	1.71%		1.74%	1.67%	1.95%	1.67%
Ratio of net expenses to average net assets	1.25	% (6)	1.30	% (7)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.12	% (6)	6.18%		1.04%	0.14%	0.75%	0.95%
Portfolio Turnover Rate	17	% (5)	34%		34%	28%	29%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total return represents aggregate total return based on net asset value.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

(7)	Effective March 31, 2023, the operating expense limitation was reduced to 1.25% from 1.40%.

See accompanying notes to financial statements.

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

1.	ORGANIZATION

The Moerus Worldwide Value Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on May 31, 2016.

The Fund currently offers Class N and Institutional Class shares, which are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2024

Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund values its investments utilizing various methods to measure their fair value on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$79,962,617	$—	$—	$79,962,617
Money Market Fund	5,908,664	—	—	5,908,664
Total	$85,871,281	$—	$—	$85,871,281

The Fund did not hold any level 2 or level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchanges in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Concentration of Risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate–related events, pandemics, epidemics, terrorism, regulatory events and governmental or

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2024

quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As of November 30, 2023, the Fund recorded a deferred liability for potential future Indian capital gains taxes of $231,119. During the year ended November 30, 2023, the Fund paid Indian capital gains taxes in the amount of $32,652.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2021, to November 30, 2023, or expected to be taken in the Fund’s November 30, 2024, tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended November 30, 2023, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2024

that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $20,295,772 and $11,507,522, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Moerus Capital Management LLC serves as the Fund’s investment adviser (“Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the six months ended May 31, 2024, the Fund incurred $328,088 in investment advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 1.50% and 1.25% of the Fund’s average daily net assets attributable to Class N shares and Institutional Class shares, respectively. Prior to March 31, 2023, the expense limitations were 1.65% and 1.40% for Class N and Institutional Class shares, respectively. During the six months ended May 31, 2024, the Adviser waived fees in the amount of $122,226 pursuant to its contractual agreement.

If the Adviser waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement).

Expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2023 will expire on November 30 of the following years:

November 30, 2024	November 30, 2025	November 30, 2026
$106,312	$153,840	$226,707

Foreside Fund Services, LLC is the distributor for the shares of the Fund (the “Distributor”). Shares of the Fund are offered on a continuous basis.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class N shares, pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Fund’s Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2024

attributable to Class N shares. For the six months ended May 31, 2024, the Fund incurred $2,147 in distribution and shareholder servicing fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the shareholder reporting expenses in the Statement of Operations.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, Charles Schwab & Co., Inc., on behalf of its clients, held approximately 59.3% of the voting securities of the Fund, and therefore, may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At May 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$70,257,306	$21,934,680	$(6,320,705)	$15,613,975

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2023, and November 30, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2023	November 30, 2022
Ordinary Income	$268,832	$2,114,114

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,993,785	$—	$—	$(3,698,329)	$—	$6,668,446	$5,963,902

MOERUS WORLDWIDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
MAY 31, 2024

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $221.

At November 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$3,698,329	$3,698,329	$2,863,577

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

9.	TAX INFORMATION (UNAUDITED)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended November 30, 2023, and November 30, 2022, were as follows:

Fiscal Year Ended
November 30, 2023	Foreign Taxes Paid	Foreign Source Income
Moerus Worldwide Value Fund	$0.03	$0.73
Total	$0.03	$0.73

Fiscal Year Ended
November 30, 2022	Foreign Taxes Paid	Foreign Source Income
Moerus Worldwide Value Fund	$0.01	$0.02
Total	$0.01	$0.02

MOERUS WORLDWIDE VALUE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2024

Renewal of the Investment Advisory Agreement with Moerus Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 18, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Moerus Advisory Agreement”) between Moerus Capital Management, LLC (“Moerus”) and the Trust, with respect to Moerus Worldwide Value Fund (“Moerus WWV”). In considering the renewal of the Moerus Advisory Agreement, the Board received materials specifically relating to the Moerus Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Moerus Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Moerus Advisory Agreement on behalf of Moerus WWV and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Moerus Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel that serviced Moerus WWV. The Board discussed the investment advisory services and other services provided to Moerus WWV, which included, among other things, idea generation, investment research, portfolio construction, trade execution, regulatory compliance and valuation designee. The Board reviewed the factors Moerus considered in selecting broker-dealers for portfolio transactions, which included cost of execution, market presence, quality of execution and research. The Board noted that Moerus monitored best execution and performed a quarterly review of brokers that executed fund trade. The Board reviewed Moerus’ practices for monitoring compliance through its various internal systems. The Board discussed the steps Moerus took to enhance its cyber security protocols, which included a new third-party information technology service provider and incorporating policies and procedures. The Board acknowledged that there were no reports of material compliance issues, regulatory examinations or litigation. The Board concluded that it could expect Moerus to continue providing high quality services to Moerus WWV and its shareholders.

Performance. The Board observed that Moerus WWV outperformed its primary benchmark, the MSCI AC World Index ex USQ Index, its peer group and Morningstar category for the 1-year, 3-year, and 5-year periods ended January 31, 2024 and the since inception period. The Board noted that Moerus WWV ranked 2 out of 14 in its peer group and 3 out of 17 in its Morningstar category for the 1-year period January 31, 2024.The Board noted Moerus’ assertion that its intended time horizon was long-term, so Moerus views the short-term performance as incidental to its goal of achieving attractive risk-adjusted performance and outperforming relevant benchmarks over the long-term. The Board concluded that Moerus’ returns were satisfactory.

Fees and Expenses. The Board noted that the advisory fee of 0.95% and net expense ratio of 1.30% were higher than its peer group and Morningstar category averages and medians. The Board acknowledged Moerus’ contention that the advisory fee and net expense ratio for Moerus WVV were reasonable given the relative size of the assets under management of Moerus WVV, the boutique nature of Moerus and the unique nature of investment offering. The Board noted that Moerus intended to extend the expense limitation agreement with respect to Moerus WVV. The Board concluded that Moerus’ advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Moerus and noted that it was operating at a loss with respect to the Fund. The Board determined that excessive profitability was not an issue for Moerus with respect to Moerus WVV at this time.

MOERUS WORLDWIDE VALUE FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2024

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Moerus WVV. The Board noted Moerus’ willingness to continue to evaluate the appropriateness of breakpoints as Moerus WWV grew its assets under management.

Conclusion. Having requested such information from Moerus as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with Moerus was in the best interests of Moerus WWV and its shareholders

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-844-663-7871 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISER
Moerus Capital Management, LLC
307 West 38th Street, Suite 2003
New York, NY 10018

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	8/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	8/5/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	8/5/24